SHARE-BASED COMPENSATION:	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION:
SHARE-BASED COMPENSATION:

NOTE 15 — SHARE-BASED COMPENSATION:

a.	Equity Incentive Plans

2013 and 2021 Share Incentive Plans

On August 11, 2013 our board of directors approved the 2013 Share Incentive Plan (the “2013 Plan”) enabling the grant to certain employees and service providers of the Company options to purchase our ordinary shares, and other awards, with different exercise prices and generally vest over a four-year period.

In succession to the 2013 Plan, our board of directors approved the 2021 Share Incentive Plan (the “2021 Plan”) in December 2020. The 2021 Plan provides for the grant of options to ordinary shares, RSU, restricted shares and any other share-based awards to employees, consultants and directors. The exercise price of share options granted under the 2021 Plan shall not be less than 100% of the fair market value of the share on the applicable grant date. The exercise period of a share option is 10 years. The share options generally vest over a four-year period.

Upon termination of employment, the unvested portion of awards, and any vested portion not exercised within 90 days following termination, terminates.

b.	Modification Expenses

Concurrently with the spin-off of our Desktop business as described in Note 5, we determined to adjust the exercise price for the options previously granted to our employees and to grant new options in TypeA to the employees transferred to TypeA in order to compensate for the reduction in fair value resulting from such spin-off. The employees transferred to TypeA shall also be able to keep their options in the Company under the same terms as long as they are employed by TypeA. Since the terms of the awards did not legally obligate the Company to do so, we incurred an incremental modification costs associated with this modification in the amount of $1,818 thousand. The modification amount for the vested options of $1,042 thousand is expensed as share-based compensation expenses in the year ended December 31, 2020. The modification amount of $776 thousand relating to the unvested options will be recorded throughout the remaining vesting period of the modified options, relating to those employees that remain employed and provide services to the Company only.

In connection with the 2019 Secondary Transaction, as described in Note 14, we recorded $3,593 thousand in share-based compensation expenses for the year ended December 31, 2019 as a result of the modification of the options.

c.	Share-based compensation expense for the years ended December 31, 2021 and 2020 was as follows (U.S. dollars in thousands):

	Year ended December 31
	2021	2020	2019
Cost of revenue	$1,217	$316	$176
Research and development	24,419	3,881	3,862
Sales and marketing	16,807	4,692	4,683
General and administrative	36,072	3,707	6,608
Total share-based compensation expenses	$78,515	$12,596	$15,329

NOTE 15 — SHARE-BASED COMPENSATION (continued):

c.Share-based compensation expense for the years ended December 31, 2021 and 2020 was as follows (U.S. dollars in thousands): (continued):

In addition, for the years ended December 31, 2020 and 2019, we recorded share-based compensation expenses relating to our discontinued operations of $2,168 thousand and $2,507 thousand, respectively.

As of December 31, 2021, there is an unrecognized share-based compensation expense of $64,218 thousand to be recognized over the average remaining vesting period of 2.89 years.

d.	A summary of our share option for Class A and Class B ordinary share activity is as follows:

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value (U.S.
	Number of	Price (U.S.	Term	dollars in
	Options	dollars)	In Years	thousands)
Balance as of December 31, 2020	78,030,653	$0.8	4.77	$188,342
Granted	40,341,308	3.1
Exercised(*)	(13,862,118)	0.6
Forfeited	(1,270,774)	1.42
Balance as of December 31, 2021	103,239,069	$1.71	5.95	$622,635
Exercisable, December 31, 2020	41,843,026	$0.6	3.93	$109,275
Exercisable, December 31, 2021	43,519,611	$0.72	3.62	$305,465

(*) Including options which were exercised on a cashless basis.

For the years ended December 31, 2021 and 2020, the aggregate intrinsic value of share options exercised were $126,472 and $13,976 thousand, respectively.

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31
	2021	2020	2019
Risk-free interest rate	0.60%-1.37%	0.24%-1.44%	1.51%-2.53%
Expected option term (in years)	5.61-6.11	4.27-4.61	4.00-4.61
Expected price volatility	38%	34%-43%	38%-43%
Fair value of an ordinary share	$4.45-$8.40	$1.30-$3.21	$1.10-$1.30
Dividend yield	0%	0%	0%

The risk-free interest rate is based on U.S. Treasury rates in effect at the time of grant with maturities equal to the grant’s expected term. The expected term is calculated using the simplified method, as we conclude that our historical share option exercise experience does not provide a reasonable basis to estimate the expected option term. The expected volatility is based on the historical volatility of the ordinary shares of comparable companies that are publicly traded. The fair value of ordinary share is estimated based on observable transactions in the secondary market for share options granted prior to the Recapitalization and based on the grant-date closing price of our ordinary share for share options granted after the Recapitalization. Dividend yield is zero since we have a mandatory adjustment to the options exercise price in our option plan following any cash dividends.

NOTE 15 – SHARE-BASED COMPENSATION (continued):

e.	A summary of our RSUs for Class A and Class B ordinary share activity is as follows:

		Weighted-
		Average
		Grant Date
		Fair Value
	Number of	Price (U.S.
	Shares	dollars)
Unvested RSUs outstanding as of December 31, 2020	1,483,770	$1.24
Granted	2,080,087	11.31
Vested	(1,398,508)	1.29
Forfeited	(22,163)	11.62
Unvested RSUs outstanding as of December 31, 2021	2,143,186	$10.88